Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Trade Accounts Receivable, Net
Schedule of trade accounts receivable, net

	As of December 31,
	2016	2017	2017
	(RMB)	(RMB)	($)
Trade accounts receivable	415,621,572	509,737,390	78,010,681
Less: Allowance for doubtful accounts	—	—	—

Total trade accounts receivable, net	415,621,572	509,737,390	78,010,681